Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche High Income Fund

Effective June 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	1/26/1978	-7.81	3.72	5.19
After tax on distributions		-9.96	1.19	2.34
After tax on distributions and sale of fund shares		-4.36	1.89	2.86
Class C before tax	5/31/1994	-4.41	3.87	4.87
INST Class before tax	8/19/2002	-3.24	4.95	5.97
Class R before tax	5/1/2012	-3.81	4.30	5.28
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	4.84	6.82
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	4.73	6.55

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-3.46	-4.89
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	-5.55
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	-5.29
Class S before tax	5/1/2012	-3.48	3.67
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	3.70
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	3.28

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.

Deutsche High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche High Income Fund

Effective June 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	1/26/1978	-7.81	3.72	5.19
After tax on distributions		-9.96	1.19	2.34
After tax on distributions and sale of fund shares		-4.36	1.89	2.86
Class C before tax	5/31/1994	-4.41	3.87	4.87
INST Class before tax	8/19/2002	-3.24	4.95	5.97
Class R before tax	5/1/2012	-3.81	4.30	5.28
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	4.84	6.82
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	4.73	6.55

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-3.46	-4.89
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	-5.55
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	-5.29
Class S before tax	5/1/2012	-3.48	3.67
Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)		-4.61	3.70
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)		-4.93	3.28

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On June 1, 2016, the BofA Merrill Lynch US High Yield Master II Constrained Index replaced the Credit Suisse High Yield Index as the fund's comparative broad-based securities market index because the Advisor believes the BofA Merrill Lynch US High Yield Master II Constrained Index more closely reflects the fund's investment strategies.

Deutsche High Income Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.81%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jan. 26, 1978
Deutsche High Income Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
Deutsche High Income Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.81%)
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Deutsche High Income Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.89%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
Deutsche High Income Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2002
Deutsche High Income Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Deutsche High Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.96%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Deutsche High Income Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Deutsche High Income Fund | Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Deutsche High Income Fund | Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.55%)
Deutsche High Income Fund | Bank of America Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Deutsche High Income Fund | Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Deutsche High Income Fund | Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Deutsche High Income Fund | Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%